Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments		(continued)	June 30, 2026 (Unaudited)

COMMON STOCKS - 82.64% of net assets applicable to common unitholders
Shares		Issuer	Value

Liberia - 0.57% of net assets applicable to common unitholders
Water Transportation - 0.68 of total investments
131		Royal Caribbean Cruises LTD	$41,596

Total Liberia (cost $35,307)			$41,596

United States - 82.07% of net assets applicable to common unitholders
Apparel and Accessory Stores- 0.95% of total investments
382		The TJX Companies, Inc.	$57,873

Business Services - 15.48% of total investments
538		Microsoft Corp.	200,685
1,415		Alphabet, Inc. Class A	505,679
580		Oracle Corp.	84,999
329		PACCAR, Inc.	39,519
438	A	Take-Two Interactive Software, Inc.	109,491

Chemicals & Allied - 3.10% of total investments
77		Eli Lilly and Company	92,356
745		Merck & Co., Inc.	95,733

Computer Programming- 0.45% of total investments
160		Space Explorations	27,338

Depository Institutions - 7.96% of total investments
193		The Goldman Sachs Group, Inc.	195,194
560		JPMorgan Chase & Co.	183,305
1,840		Bank of America Corporation	104,843

Eating & Drinking Places- 0.93% of total investments
209		McDonald’s Corp.	56,495

Electronic & Equipment - 24.05% of total investments
584		Broadcom, Inc.	220,606
193		Micron Technology, Inc.	222,778
2,640		NVIDIA Corp.	528,238
368		GE Aerospace	137,533
209		Advanced Micro Device	121,410
165		Analog Devices, Inc.	65,533
140		GE Vernova, Inc.	164,480

General Merchandise Store - 4.22% of total investments
143		Costco Wholesale Corporation	133,772
1,084		Walmart, Inc.	122,774

Industrial & Commercial Machinery & Computer Equipment - 19.85% of total investments
1,629		Apple, Inc.	471,367
225		Applied Materials, Inc.	162,675
188		Caterpillar, Inc.	200,201
1,080		Cisco Systems, Inc.	126,857
230		Lam Research Corporation	99,666
42		Western Digital Corp.	26,826
507	A	Arista Networks, Inc.	86,129
93		Vertiv Holdings Co.	31,138

Insurance Carriers - 2.18% of total investments
319		UnitedHealth Group, Inc.	132,586

Metal Mining - 0.86% of total investments
827		Freeport-McMoRan, Inc.	52,010

Miscellaneous Retail - 4.62% of total investments
1,177	A	Amazon.com, Inc.	280,526

Miscellaneous Services - 1.90% of total investments
114		Meta Platforms, Inc.	64,215
515		ServiceNow, Inc.	51,129

Non-Depository Institution- 1.20% of total investments
215		American Express Company	72,724

Petroleum Refining & Related Industries - 1.19% of total investments
528		Exxon Mobil Corp.	72,188

Security & Commodity Brokers, Dealers, Exchanges and Services - 2.67% of total investments
857		The Charles Schwab Corp.	79,075
396		Morgan Stanley	82,780

Transportation Air - 2.65% of total investments
1,447		Delta Air Lines, Inc.	135,526
82		FEDEX Corp.	25,677

Transportation Equipment - 3.26% of total investments
254	A	Tesla, Inc.	106,832
482		RTX Corporation	91,450

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments	(concluded)	June 30, 2026 (Unaudited)

Shares	Issuer	Value

United States - 82.07% of net assets applicable to common unitholders
Specialty Tech Hardware - 0.49% of total investments
35	Lumentum Holdings	$30,032

Wholesale Trade - 1.31% of total investments
105	McKesson Corp.	$79,338

Total United States (cost $3,527,868)		$6,031,582

TOTAL COMMON STOCKS (cost $3,563,175)		$6,073,178

	Total investments (82.64% of net assets)	$6,073,178
	Other assets less liabilities (17.36% of net assets)	1,276,037

	Net assets applicable to common unitholders - 100%	$7,349,215

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)

Futures Contracts
1 Equity Index Contract	E-Mini S&P 500 Index	09/18/26	$377,150	$(100)

	The underlying notional amount at value of open long futures contracts is 5.13% of net assets applicable to common unitholders.

A	Non-dividend producing security.